Financial Instruments - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable		$ 19.0	$ 22.0
Non-cash distribution, disposal of investment		0.0	0.0	$ 980.0
Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable		32.0	31.0
Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Consolidated Income Statements		1.0	2.0
Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		26.0	25.0
Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		12.0	18.0
Arduino
Financing Receivable, Allowance for Credit Loss [Line Items]
Impaired loan receivable		16.2	19.2
Cerfe Labs, Inc. | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		$ 3.1	$ 3.0
Loan term		4 years	4 years
Allia Limited | Loans receivable
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable		$ 6.9	$ 3.1
Loan term		5 years	5 years
IoTP
Financing Receivable, Allowance for Credit Loss [Line Items]
Non-cash distribution, disposal of investment	$ 12.0	$ 12.0
IoTP | Other receivables
Financing Receivable, Allowance for Credit Loss [Line Items]
Loan receivable			$ 12.0
Ampere
Financing Receivable, Allowance for Credit Loss [Line Items]
Convertible loans receivable					$ 29.0
Ampere | Convertible loans receivable | Level 3
Financing Receivable, Allowance for Credit Loss [Line Items]
Fair value losses recognized in the Consolidated Income Statements		$ 1.0	$ 2.0	$ 0.0